Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Schedule Of Property, Plant And Equipment
The table below presents the depreciation periods of the estimated useful lives of our property, plant and equipment. Accelerated methods are used for tax purposes.

	Useful Life Range	Weighted Average Life
Machinery and equipment	3-20 years	10 years
Buildings	10-40 years	28 years
Other items	3-15 years	8 years

Summary Of Other Intangible Assets

	Useful Life Range	Weighted Average Life
Other intangible assets	1-40 years	15 years